Loan Portfolio and Allowance for Credit Losses, Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) Modification	Dec. 31, 2023
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Loan commitments to lend additional funds to borrowers		$ 0
Charge-off from loan modifications		0
Allowance for credit loss from loan modifications		$ 0
Number of loan modifications | Modification		13
Loan modifications from payment default		$ 1,200
Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term		83 months	63 months
New York and Other States [Member] | Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term	[1]	56 months	39 months
Florida [Member] | Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term		27 months	24 months
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term		27 months	45 months
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member] | Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term	[1]	15 months	21 months
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member] | Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term		12 months	24 months
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term		33 months
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member] | Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term	[1]	24 months
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member] | Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term		9 months
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term		23 months	18 months
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member] | Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term	[1]	17 months	18 months
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member] | Payment Delay [Member]
Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty [Abstract]
Weighted average term		6 months

[1]	Includes New York, New Jersey, Vermont and Massachusetts.